Business Divestitures	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Business Divestitures

4. Business Divestitures

During the year ended December 31, 2012, Nielsen paid net cash disbursements of $4 million associated with previously executed business divestitures.

During the year ended December 31, 2011, Nielsen received net cash proceeds of $5 million associated with previously executed business divestitures.

During the year ended December 31, 2010, Nielsen received net cash proceeds of $17 million associated with business divestitures, including the sale of its box-office tracking business as well as the remaining properties within the Publications operating segment discussed within discontinued operations below.

Discontinued Operations

In December 2009, the Company substantially completed its planned exit of the Publications operating segment through the sale of its media properties, including The Hollywood Reporter and Billboard, to e5 Global Media LLC.

In October 2010, the Company reached an agreement with the plaintiff in a lawsuit associated with its former Publications operating segment for a $12 million cash settlement, which was paid in October 2010. The Company recorded a $7 million charge (net of tax of $5 million) associated with this settlement, which has been reported as a component of discontinued operations for the year ended December 31, 2010.

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9

Loss from operations	—	—	(17)
Gain/(Loss) on sale, net of tax(1)	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$—	$1	$(22)

(1)	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.